Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%
Other	(0.10%)	(0.20%)
Valuation allowance	(24.70%)	(27.20%)
Effective income tax rate	0.00%	0.00%
RENEO PHARMACEUTICALS INC [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%
Tax credits, net	2.50%	3.40%
Return-to-provision adjustment	0.10%	0.50%
Other	(0.10%)	(0.80%)
GILTI inclusion	(0.40%)	(0.30%)
Foreign Rate Differential	(0.10%)	0.00%
Valuation allowance	(23.00%)	(23.80%)
Effective income tax rate	0.00%	0.00%